Cost of Revenue	6 Months Ended
Jun. 30, 2025
Cost of Revenue [Abstract]
COST OF REVENUE

13. COST OF REVENUE

Cost of revenue consists of cost directly related to revenue generating activities. The following table shows disaggregated cost of revenues by major categories for the six-month periods ended June 30, 2024 and 2025, respectively:

	For the six-month periods ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Staff cost	12,450,343	12,895,446	1,642,755
Depreciation on property and equipment	144,999	177,256	22,581
Lease expense	4,775,641	3,977,976	506,755
Translation expenses	7,706,132	7,523,337	958,399
Printing expenses	1,817,456	3,451,845	439,731
Water and electricity supply expenses	737,270	470,292	59,911
Repair and maintenance	545,852	792,942	101,013
Others	1,472,094	1,898,923	241,902
Total	29,649,787	31,188,017	3,973,047